OTHER NOTES TO THE ACCOUNTS - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Executive officers (including Non-Executive Directors)
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 16	$ 12	$ 18
Share-based payments expense	7	5	5
Pension and post-employment benefit entitlements	1	2	2
Compensation for loss of office			6
Total remunerations	24	19	31
Trading transactions - not been disclosed elsewhere in the financial statements
Disclosure of transactions between related parties [line items]
Transaction amount	$ 0	$ 0	$ 0